Subsequent Events (Details) (USD $)	Jun. 30, 2014	Aug. 06, 2014 Subsequent Event [Member]	Jul. 31, 2014 Subsequent Event [Member]	Jul. 01, 2014 Subsequent Event [Member]
Subsequent Event [Line Items]
Amount drawn on line of credit			$ 744,000	$ 744,000
Amount outstanding	$ 0	$ 284,000